Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 0.2	$ 0.2